Global X China Technology ETF (Prospectus Summary): | Global X China Technology ETF
Global X China Technology ETF

Important Notice Regarding Change in

ETF Name, Index and Related Matters

GLOBAL X FUNDS

Global X China Technology ETF

Supplement Dated October 12, 2011

to the

Prospectus Dated March 1, 2011, as supplemented

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the Fund.

The following changes will take effect for the Fund on or around December 15, 2011.

	Current	New
ETF Name	Global X China Technology ETF	Global X NASDAQ China Technology ETF
Index	Solactive China Technology Index	NASDAQ OMX China Technology Index
Ticker	CHIB	QQQC
Exchange	NYSE	NASDAQ
Index Components	28	42
Weighting Methodology	Float adjusted modified market-capitalization	Float adjusted modified market-capitalization

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE